Derivatives and Fair Value Disclosures - Additional Information - 2 (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Depreciation, total		$ 170,884	$ 37,455,093	$ 37,693,733	$ 41,258,142
Impairment of long-lived assets to be disposed of	$ 305,607		714,895
Tangible Asset Impairment Charges				993,916
Property, Plant and Equipment, Net		832,335,059	832,335,059	$ 835,152,403	$ 884,748,691
Gas Pasha And Gas Evoluzione [Member]
Derivatives, Fair Value [Line Items]
Property, Plant and Equipment, Net		$ 2,829,116	$ 2,829,116